Quarterly Report
November 30, 2019
MFS®  Blended Research®
Global Equity Fund

Portfolio of Investments
11/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.7%
Aerospace – 1.2%
L3Harris Technologies, Inc.	325	$65,354
Airlines – 1.3%
Aena S.A.	110	$20,202
Air Canada (a)	1,380	51,998
		$72,200
Alcoholic Beverages – 0.3%
Molson Coors Brewing Co.	349	$17,618
Apparel Manufacturers – 2.0%
Burberry Group PLC	558	$15,184
LVMH Moet Hennessy Louis Vuitton SE	207	92,886
		$108,070
Automotive – 2.8%
Copart, Inc. (a)	193	$17,177
Lear Corp.	512	61,599
Magna International, Inc.	1,422	78,238
		$157,014
Biotechnology – 0.9%
Biogen, Inc. (a)	165	$49,469
Brokerage & Asset Managers – 2.1%
Invesco Ltd.	2,819	$49,501
TD Ameritrade Holding Corp.	1,307	67,742
		$117,243
Business Services – 2.4%
Fidelity National Information Services, Inc.	400	$55,260
Fiserv, Inc. (a)	658	76,486
		$131,746
Cable TV – 2.0%
Altice USA, Inc., “A” (a)	1,271	$32,512
Comcast Corp., “A”	1,792	79,117
		$111,629
Chemicals – 0.4%
Eastman Chemical Co.	295	$23,119
Computer Software – 5.6%
Adobe Systems, Inc. (a)	300	$92,859
GungHo Online Entertainment, Inc.	600	12,915
Microsoft Corp.	1,357	205,423
		$311,197
Computer Software - Systems – 3.7%
Apple, Inc.	228	$60,933
Fujitsu Ltd.	500	45,457
Hitachi Ltd.	2,000	78,571
Hon Hai Precision Industry Co. Ltd., GDR	3,603	20,753
		$205,714

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.8%
Kimberly-Clark Corp.	503	$68,579
L'Oréal	100	28,501
		$97,080
Consumer Services – 1.4%
Booking Holdings, Inc. (a)	42	$79,969
Containers – 0.5%
Amcor PLC	2,572	$26,389
Electrical Equipment – 1.4%
Schneider Electric SE	775	$74,794
Electronics – 3.8%
Applied Materials, Inc.	400	$23,160
Samsung Electronics Co. Ltd.	1,580	67,285
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,982	105,224
Texas Instruments, Inc.	132	15,868
		$211,537
Energy - Independent – 1.3%
CNOOC Ltd.	19,000	$27,573
Marathon Petroleum Corp.	538	32,624
Phillips 66	111	12,734
		$72,931
Energy - Integrated – 2.4%
BP PLC	9,639	$59,864
China Petroleum & Chemical Corp.	56,000	31,405
Galp Energia SGPS S.A., “B”	2,708	44,080
		$135,349
Engineering - Construction – 0.4%
Promotora y Operadora de Infraestructura S.A.B. de C.V.	2,316	$22,141
Food & Beverages – 2.0%
Nestle S.A.	514	$53,415
Tyson Foods, Inc., “A”	663	59,597
		$113,012
Health Maintenance Organizations – 1.2%
Cigna Corp.	343	$68,573
Insurance – 4.2%
Hartford Financial Services Group, Inc.	651	$40,271
MetLife, Inc.	1,496	74,665
Prudential Financial, Inc.	427	39,976
Zurich Insurance Group AG	194	76,106
		$231,018
Internet – 4.4%
Alphabet, Inc., “A” (a)	104	$135,626
Alphabet, Inc., “C” (a)	28	36,539
Facebook, Inc., “A” (a)	349	70,372
		$242,537

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 5.0%
AGCO Corp.	864	$67,504
Allison Transmission Holdings, Inc.	548	26,523
Doosan Bobcat, Inc.	1,052	27,878
Eaton Corp. PLC	881	81,493
Ingersoll-Rand Co. PLC, “A”	146	19,142
Regal Beloit Corp.	662	54,105
		$276,645
Major Banks – 4.2%
Banco Bradesco S.A., ADR	4,310	$33,833
Bank of China Ltd.	51,000	20,457
BNP Paribas	766	43,014
China Construction Bank	35,000	27,855
National Australia Bank Ltd.	791	13,852
Sumitomo Mitsui Financial Group, Inc.	1,600	58,311
UBS Group AG	2,819	34,166
		$231,488
Medical & Health Technology & Services – 3.5%
HCA Healthcare, Inc.	562	$77,927
McKesson Corp.	503	72,754
Sonic Healthcare Ltd.	876	17,847
Universal Health Services, Inc.	162	22,597
		$191,125
Metals & Mining – 1.6%
Anglo American PLC	285	$7,470
POSCO	298	58,154
Rio Tinto PLC	462	25,105
		$90,729
Natural Gas - Pipeline – 1.1%
Enterprise Products Partners LP	2,273	$59,825
Network & Telecom – 0.8%
Cisco Systems, Inc.	913	$41,368
Other Banks & Diversified Financials – 4.1%
Citigroup, Inc.	1,305	$98,032
DBS Group Holdings Ltd.	3,800	70,154
ORIX Corp.	1,500	24,565
Sberbank of Russia PJSC, ADR	2,162	31,630
		$224,381
Pharmaceuticals – 6.4%
Bayer AG	700	$52,981
Eli Lilly & Co.	700	82,145
Novartis AG	224	20,621
Novo Nordisk A.S., “B”	1,291	72,563
Pfizer, Inc.	644	24,807
Roche Holding AG	333	102,631
		$355,748
Printing & Publishing – 0.6%
Transcontinental, Inc., “A”	2,834	$31,363
Railroad & Shipping – 0.5%
Sankyu, Inc.	500	$25,764

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 3.8%
Daiwa House Industry Co. Ltd.	2,000	$61,194
STORE Capital Corp., REIT	1,769	72,016
Unibail-Rodamco-Westfield, REIT	504	78,791
		$212,001
Restaurants – 3.4%
Greggs PLC	2,113	$56,898
Starbucks Corp.	691	59,032
U.S. Foods Holding Corp. (a)	1,779	70,751
		$186,681
Specialty Chemicals – 1.6%
Linde PLC	265	$54,566
Methanex Corp.	882	32,960
		$87,526
Specialty Stores – 3.8%
Amazon.com, Inc. (a)	29	$52,223
AutoZone, Inc. (a)	42	49,473
Best Buy Co., Inc.	221	17,822
Target Corp.	743	92,882
		$212,400
Telecommunications - Wireless – 2.0%
KDDI Corp.	2,200	$63,093
Vodafone Group PLC	24,199	47,998
		$111,091
Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	1,749	$26,283
Tobacco – 2.5%
British American Tobacco PLC	888	$35,144
Japan Tobacco, Inc.	3,200	72,928
Philip Morris International, Inc.	358	29,689
		$137,761
Utilities - Electric Power – 2.8%
CLP Holdings Ltd.	4,500	$46,391
Exelon Corp.	1,630	72,372
Vistra Energy Corp.	1,291	34,250
		$153,013
Total Common Stocks		$5,400,895
Preferred Stocks – 1.4%
Electronics – 0.3%
Samsung Electronics Co. Ltd.	435	$15,045
Major Banks – 1.1%
Itau Unibanco Holding S.A.	7,275	$59,731
Total Preferred Stocks		$74,776

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 1.73% (v)	46,049	$46,054

Other Assets, Less Liabilities – 0.1%		7,959
Net Assets – 100.0%		$5,529,684
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $46,054 and $5,475,671, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$5,475,671	$—	$—	$5,475,671
Mutual Funds	46,054	—	—	46,054
Total	$5,521,725	$—	$—	$5,521,725
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$156,608	$181,156	$291,704	$5	$(11)	$46,054

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$328	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2019, are as follows:
United States	56.5%
Japan	8.0%
France	5.8%
Switzerland	5.2%
United Kingdom	4.5%
Canada	3.5%
South Korea	3.0%
Taiwan	2.3%
China	1.9%
Other Countries	9.3%